Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE

Note 16 – EARNINGS PER SHARE

The following table presents a reconciliation of basic and diluted net income per share for the years ended December 31, 2020, 2019 and 2018:

	For the Years Ended December 31,
	2020	2019	2018
Net income available to common shareholders for basic and diluted net income per common share	$5,562,761	$4,311,547	$7,211,429
Weighted average common shares outstanding – basic	10,809,000	10,809,000	10,809,000
Effect of dilutive securities:
Warrants issued to third party	-	-	-
Weighted average common shares outstanding – diluted	10,809,000	10,809,000	10,809,000
Net income per common share – basic	$0.51	$0.40	$0.67
Net income per common share – diluted	$0.51	$0.40	$0.67